Segment Information - Asset by Segment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Assets	$ 792,576	$ 28,197
Asset Management
Segment Reporting Information [Line Items]
Assets	1,471	28,197
Corporate & Other
Segment Reporting Information [Line Items]
Assets	$ 791,105	$ 0